Condensed Statements of Operations (Unaudited) (Parentheticals) - $ / shares	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Net loss per share attributable to common stockholder, diluted	$ (0.36)	$ (0.29)	$ (0.70)	$ (0.44)	$ (1.26)	$ (0.67)
Weighted average number of common shares outstanding, diluted	11,995,832	3,200,000	9,226,621	3,200,000	3,200,000	3,200,000